Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares redemption per share	$ 10.00
Preferred shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares issued	0	0	0
Preferred shares outstanding	0	0	0
Class A ordinary shares
Ordinary shares subject to possible redemption	43,699,461	43,646,490	42,959,940
Ordinary shares redemption per share	$ 10.00	$ 10.00	$ 10.00
Ordinary shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares issued	1,300,539	1,353,510	2,040,060
Ordinary shares outstanding	1,300,539	1,353,510	2,040,060
Class F ordinary shares
Ordinary shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares issued	11,250,000	11,250,000	11,250,000
Ordinary shares outstanding	11,250,000	11,250,000	11,250,000